Financial Instruments and Risk Management - Schedule of Financial Instruments (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets measured at depreciated cost
Cash and cash equivalents		₪ 14,144	₪ 13,298	₪ 17,112	₪ 19,240
Trade receivables, net		1,638	2,425
Other current assets		135	225
Restricted deposits		216	216
Total		16,133	16,164
Financial liabilities measured at depreciated cost
Leasing liability (including current maturity)		673	1,075	₪ 1,332
Trade payables		606	1,826
Other current liabilities		2,742	2,991
Liability in respect of government grants (including current maturity)		175	960
Promissory notes, net		4,484	3,601
Total		8,680	10,453
Financial liabilities measured at fair value
Promissory notes, net	[1]		2,735
Derivative warrants liability

[1]	The amounts relates to the Third Promissory Note – see note 13C(3)